Segment Reporting	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 20 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. All of the Company’s operating facilities and long-lived assets are in China, although the Company sells its products across different geographic regions. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following table presents revenues by geographic areas for the fiscal years ended September 30, 2022, 2021 and 2020, respectively.

	September 30, 2022		September 30, 2021		September 30, 2020
Country/Region	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Mainland China	$96,449,118	92%	$133,852,929	80%	$102,253,954	73%
Hong Kong and Taiwan	8,948,112	8%	32,244,188	19%	29,415,528	21%
Others	19,516	-%	1,647,684	1%	8,404,435	6%
Total	$105,416,746	100%	$167,744,801	100%	$140,073,917	100%